Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Mar. 31, 2025
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	5 years
Computer Software [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	3 years
Computer Software [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	4 years
Automobiles [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	3 years
Automobiles [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	4 years